--------------------------------------------------------------------------------
                               Semi-Annual Report
                               September 30, 1999

                        Legg Mason Investors Trust, Inc.


                           U.S. Small-Cap Value Trust





                                 Navigator Class
--------------------------------------------------------------------------------


                      [LEGG MASON FUNDS LOGO APPEARS HERE]
                           The Art of Investing (SM)

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

To Our Shareholders,

   We are pleased to provide you with Legg Mason Investors Trust's semi-annual report for the Navigator Class of the U.S. Small-Capitalization Value Trust.

   The following table summarizes key statistics for the Navigator Class of shares of the Fund, as of September 30, 1999:

                                                                         3-Month               12-Month
                                                                     Total Return(1)         Total Return(1)
                                                                  ---------------------  --------------------
   U.S. Small-Capitalization Value Trust                                -11.11%                 +7.53%

   S&P 500 Stock Composite Index                                         -6.25%                +27.80%
   Russell 2000 Index                                                    -6.32%                +19.07%

   On the following pages, the portfolio managers for the Fund discuss the investment outlook for the Fund. Long-term investment results for the Fund are shown in the Performance Information section of this report.

   With less than three months to go until the end of the century, attention continues to focus on the Year 2000 issue. As you know, the Year 2000 issue is a computer programming problem that affects the ability of computers to correctly process dates of January 1, 2000, and beyond. We believe the Year 2000 date change will have no adverse impact on Legg Mason's ability to service its clients. We are on target to complete this important project. Industry-wide testing sponsored by the Securities Industry Association ("SIA") was conducted in March and April of 1999, with Legg Mason, its brokerage subsidiaries and primary vendors actively participating and achieving positive results.

   Legg Mason's Year 2000 Project has four phases. The Inventory Phase and the Assessment Phase are already complete. The Remediation Phase and the Testing Phase are currently underway and on target. Renovation and replacement of existing internal systems, where necessary, is also complete, and all of our critical vendors have certified their Year 2000 compliance. Most noncritical vendors have also certified their Year 2000 compliance, and we expect the remaining vendors to certify their compliance shortly. Although individual customer testing will not be available, we have successfully tested models representing all forms of accounts maintained at Legg Mason, including the Trust's shareholder accounts.

                                                Sincerely,

                                                /s/ Edward A. Taber, III
                                                Edward A. Taber, III
                                                President


October 27, 1999

-----------------

(1) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid.

Portfolio Managers' Comments
U.S. Small-Capitalization Value Trust

   For the quarter, the portfolio was down -11.1%, compared to declines of -7.8% for the Russell 2000 Value, -6.3% for the Russell 2000, and -6.3% for the S&P
500. For the year to date, the portfolio has returned -2.6%, compared to returns of -3.0% for the Russell 2000 Value, 2.4% for the Russell 2000, and 5.4% for the S&P 500.

   The third quarter was a tough quarter for all segments of the U.S. equity market. Although interest rates ended the quarter almost exactly where they were as of June 30, investors were concerned by the sharp increase over the last twelve months: the long bond had risen from a low of 4.7% in early October 1998 to just over 6.0% at the end of this quarter. The other areas of investor concern were the U.S. trade deficit, which continued to expand, and the steep decline in the dollar versus the yen. These related events were viewed as potential signals of resurgent inflation. With these worries, investors backed away from U.S. equities across the board, as both large-caps and small-caps fell and prices declined in almost all sectors. Value stocks were down somewhat more than the rest of the equity market, as cyclical stocks lagged and technology surged. The market has continued to become more volatile, with larger swings up and down as well as rapid changes in market leadership.

   One of the best performing sectors in small-cap for the quarter and year to date was the energy and oil services area. These stocks benefited from crude oil prices reaching the $25 per barrel level at the end of the quarter after having dropped to $12 at the end of 1998. Early in the year, we had increased our oil services holdings as the low oil price levels drove the stocks to significant valuation discounts. Although we do not forecast oil prices, we believe our disciplined investment process helps us to identify stocks with attractive valuations where fundamentals are expected to improve rather than deteriorate. In this case, we felt oil prices were more likely to rise than decline. Because we held a larger than benchmark weight in these stocks, the sector provided a strong positive contribution to portfolio performance. We have begun to reduce our oil-related holdings as many of these stocks have reached our sell targets. Retail stocks also provided a positive contribution to the portfolio versus the benchmarks. Apparel stocks, in particular, had become significantly undervalued due to concerns about global economic turmoil impacting the U.S. economy. With the U.S. consumer very active in 1999, these stocks have rallied.

   The biggest negative impact on the portfolio, both in the quarter and in 1999, came from the technology sector. Semiconductor and networking stocks were expensively valued coming into the year, so the portfolio had low weightings in these industries. However, these companies have been market favorites and delivered strong stock performance. The health care sector has also been difficult for the portfolio. Although we held only a small weighting in hospitals, HMOs, geriatric care providers and rehabilitation centers, our stocks have been badly hurt by changes in Medicare reimbursement.

   We believe small-cap value stocks remain at significant valuation discounts to the rest of the U.S. equity markets. The sharp rally in these stocks in the second quarter did little to erase this deep undervaluation. Corporate investors continue to recognize and act upon these stocks' attractive valuations. Acquisitions, leveraged buyouts, and stock buy-backs have been at very high levels throughout the year. At some point, this corporate activity will influence investors, who have mostly ignored small-cap value stocks over the last twelve months. As we experienced in the second quarter, when investors come to realize the opportunities these stocks represent, large, swift price gains can result. Given the depth of their valuation discount, we feel the rebound can also be sustained over a much longer time period than just a single quarter.

   As always, we welcome the opportunity to discuss the portfolio and this report in more detail. If you have any questions or comments, please contact us.


Henry F. Otto                                      Steven M. Tonkovich
Managing Director                                  Managing Director


October 27, 1999
DJIA 10394.89

Performance Information
Legg Mason Investors Trust, Inc.

Total Returns for One Year and Life of Class, as of September 30, 1999

   The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

   Each Fund of the Legg Mason Investors Trust offers two classes of shares: Primary Class and Navigator Class. Information about the Primary Class, offered to retail investors, is contained in a separate report to its shareholders. The Navigator Class shares of American Leading Companies were redeemed on December 3, 1998. The Navigator Class of Balanced Trust has not commenced operations.

   The Fund's total returns as of September 30, 1999, were as follows:



                                                           U.S. Small-Cap
                                                             Value Trust
--------------------------------------------------------------------------------
      Average Annual Total Return
        Navigator Class:
          One Year                                               +7.53%
          Life of Class(A)                                      -11.28%

      Cumulative Total Return
        Navigator Class:
          One Year                                               +7.53%
          Life of Class(A)                                      -14.26%
--------------------------------------------------------------------------------

(A) The inception date for the Navigator Class of U.S. Small-Cap Value Trust was June 19, 1998.

U.S. Small-Capitalization Value Trust
Selected Portfolio Performance*

      Strong performers for the 3rd quarter 1999
--------------------------------------------------------------------------------
      1. Westaff, Inc.                             +209.6%
      2. Specialty Care Network, Inc.               +96.4%
      3. Tollgrade Communications, Inc.             +76.2%
      4. Lady Luck Gaming Corporation               +73.0%
      5. Education Development Corporation          +71.4%






      Weak performers for the 3rd quarter 1999
--------------------------------------------------------------------------------
      1. Integrated Health Services, Inc.           -80.5%
      2. FirstCity Financial Corporation            -72.7%
      3. Pilgrim's Pride Corporation                -71.0%
      4. Response Oncology, Inc.                    -68.1%
      5. CHS Electronics, Inc.                      -67.1%


*Securities held for the entire quarter.

Statement of Net Assets
Legg Mason Investors Trust, Inc.
September 30, 1999 (Unaudited)
(Amounts in Thousands)

U.S. Small-Capitalization Value Trust
                                                                                       Shares/Par               Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND EQUITY INTERESTS -- 97.6%
      Aerospace/Defense -- 1.2%
      Alliant Techsystems Inc.                                                              5                  $ 326(A)
      Allied Research Corporation                                                           3                     16(A)
      EDO Corporation                                                                       4                     24
      ESCO Electronics Corporation                                                          4                     40(A)
      GenCorp Inc.                                                                         13                    245
      Herley Industries, Inc.                                                               3                     40(A)
      International Airline Support Group, Inc.                                             2                      6(A)
      Kaman Corporation                                                                    14                    184
      SIFCO Industries, Inc.                                                                3                     22
      SPACEHAB, Incorporated                                                                6                     30(A)
                                                                                                               --------
                                                                                                                 933
                                                                                                               --------
      Apparel -- 3.5%
      Bernard Chaus, Inc.                                                                  15                     41(A)
      Catherines Store Corporation                                                          3                     35(A)
      Deb Shops, Inc.                                                                       4                     84
      Fruit Of The Loom, Inc.                                                              14                     47(A)
      Garan, Incorporated                                                                   4                    121
      Genesco Inc.                                                                         19                    235(A)
      Goody's Family Clothing, Inc.                                                        25                    198(A)
      Hartmarx Corporation                                                                 12                     49(A)
      Kellwood Company                                                                     13                    295
      Maxwell Shoe Company Inc.                                                             6                     53(A)
      Nautica Enterprises, Inc.                                                            37                    600(A)
      One Price Clothing Stores, Inc.                                                       3                     11(A)
      Oxford Industries, Inc.                                                               6                    123
      Paul Harris Stores, Inc.                                                              8                     32(A)
      Perry Ellis International, Inc.                                                       4                     40(A)
      PremiumWear, Inc.                                                                     1                      5(A)
      R. G. Barry Corporation                                                               6                     36(A)
      S&K Famous Brands, Inc.                                                               3                     23(A)
      Sport-Haley, Inc.                                                                     3                     14(A)
      Superior Uniform Group Inc.                                                           1                     15
      Syms Corp.                                                                           13                     94(A)
      Tandy Brands Accessories, Inc.                                                        3                     44(A)
      The Cato Corporation                                                                 12                    169
      The Dress Barn, Inc.                                                                 17                    303(A)
                                                                                                               --------
                                                                                                               2,667
                                                                                                               --------
      Automotive -- 3.0%
      Arvin Industries, Inc.                                                               13                    415
      Autocam Corporation                                                                   2                     41
      Bandag, Incorporated                                                                 12                    394


6

Statement of Net Assets -- Continued
Legg Mason Investors Trust, Inc.



U.S. Small-Capitalization Value Trust -- Continued
                                                                                      Shares/Par                Value
------------------------------------------------------------------------------------------------------------------------
      Automotive -- Continued
      Bandag, Incorporated - Class A                                                        4                  $  91
      Barnes Group Inc.                                                                    12                    245
      Collins Industries, Inc.                                                              5                     34
      Dura Automotive Systems, Inc.                                                         9                    222(A)
      Edelbrock Corporation                                                                 2                     34(A)
      Featherlite Inc.                                                                      4                     18(A)
      Monaco Coach Corporation                                                              6                    148(A)
      Monro Muffler Brake, Inc.                                                             5                     35(A)
      R & B, Inc.                                                                           6                     32(A)
      Simpson Industries, Inc.                                                             14                    150
      Strattec Security Corporation                                                         2                     80(A)
      TBC Corporation                                                                      15                    100(A)
      The Standard Products Company                                                         7                    248
                                                                                                               --------
                                                                                                               2,287
                                                                                                               --------
      Broadcast/Media -- 0.1%
      Courier Corporation                                                                   2                     36
      VDI Media                                                                             7                     71(A)
                                                                                                               --------
                                                                                                                 107
                                                                                                               --------
      Chemicals -- 3.3%
      A. Schulman, Inc.                                                                    19                    331
      Aceto Corporation                                                                     1                     10
      Albemarle Corporation                                                                13                    264
      American Vanguard Corporation                                                         1                      5
      Atlantis Plastics, Inc.                                                               2                     31(A)
      Balchem Corporation                                                                   3                     17
      Chemfab Corporation                                                                   1                     10(A)
      Ethyl Corporation                                                                    85                    329
      Georgia Gulf Corporation                                                             22                    388
      Hawkins Chemical, Inc.                                                                3                     24
      International Specialty Products Inc.                                                22                    219(A)
      NL Industries, Inc.                                                                  39                    491
      Northern Technologies International Corporation                                       2                     16
      Quaker Chemical Corporation                                                           7                    111
      Stepan Company                                                                        7                    166
      Sybron Chemicals Inc.                                                                 4                     59(A)
      TETRA Technologies, Inc.                                                              2                     22(A)
      The General Chemical Group Inc.                                                      15                     52
                                                                                                               --------
                                                                                                               2,545
                                                                                                               --------
      Commercial/Industrial Services -- 6.1%
      ADVO, Inc.                                                                           16                    317(A)
      Alternative Resources Corporation                                                     5                     26(A)


                                                                               7

                                                                                      Shares/Par                 Value
------------------------------------------------------------------------------------------------------------------------
      Commercial/Industrial Services -- Continued
      Avis Rent A Car, Inc.                                                                10                 $  211(A)
      BCT International, Inc.                                                               3                      6(A)
      Bell Microproducts Inc.                                                               7                     56(A)
      BHA Group Holdings, Inc.                                                              4                     37
      Business Resource Group                                                               1                      4(A)
      Butler Manufacturing Company                                                          5                    129
      Cadmus Communications Corporation                                                     5                     52
      Cameron Ashley Building Products, Inc.                                                6                     58(A)
      CDI Corp.                                                                            14                    371(A)
      Children's Comprehensive Services, Inc.                                               4                     30(A)
      Cogeneration Corporation of America                                                   5                    119(A)
      Corrpro Companies                                                                     5                     31(A)
      CORT Business Services Corporation                                                    7                    157(A)
      Daisytek International Corporation                                                    6                     77(A)
      Electro Rent Corporation                                                              6                     75(A)
      Ellett Brothers, Inc.                                                                 5                     27
      Ennis Business Forms                                                                 12                    108
      Exponent, Inc.                                                                        3                     17(A)
      FiberMark, Inc.                                                                       5                     68(A)
      Fleming Companies, Inc.                                                               8                     78
      Franklin Covey Co.                                                                   16                    121(A)
      FTI Consulting, Inc.                                                                  3                     14(A)
      General Employment Enterprises, Inc.                                                  2                      7
      Gradco Systems, Inc.                                                                  5                     10(A)
      GRC International, Inc.                                                               3                     29(A)
      Healthcare Services Group, Inc.                                                       6                     50(A)
      International Telecommunication Data Systems, Inc.                                    1                     12(A)
      Kennametal Inc.                                                                      15                    391
      Lawson Products, Inc.                                                                 6                    125
      Mail-Well, Inc.                                                                      17                    232(A)
      Mercury Air Group, Inc.                                                               6                     34(A)
      Merrill Corporation                                                                  11                    219
      Nash-Finch Company                                                                    5                     36
      National Technical Systems, Inc.                                                      6                     20
      Olsten Corporation                                                                    1                      7
      Perini Corporation                                                                    4                     14(A)
      Personal Group Of America, Inc.                                                      20                    124(A)
      Physicians' Specialty Corp.                                                           3                     25(A)
      PrimeSource Corporation                                                               4                     21
      Prophet 21, Inc.                                                                      3                     26(A)
      Refac                                                                                 3                     11(A)
      RemedyTemp, Inc.                                                                      7                     95(A)

8


Statement of Net Assets -- Continued
Legg Mason Investors Trust, Inc.



U.S. Small-Capitalization Value Trust -- Continued
                                                                                      Shares/Par                 Value
------------------------------------------------------------------------------------------------------------------------
      Commercial/Industrial Services -- Continued
      Robertson-Ceco Corporation                                                            4                  $  28(A)
      Rush Enterprises, Inc.                                                                2                     23(A)
      Schawk, Inc.                                                                         10                     96
      Service Experts, Inc.                                                                10                    100(A)
      SOS Staffing Services, Inc.                                                          10                     55(A)
      Staff Leasing, Inc.                                                                  11                    107(A)
      Stewart Enterprises, Inc.                                                            36                    218
      Thomas Group, Inc.                                                                    2                     13(A)
      Veritas DGC Inc.                                                                     15                    295(A)
      Vestcom International, Inc.                                                           7                     17(A)
      Westaff, Inc.                                                                        12                     71(A)
      Winston Resources, Inc.                                                               2                     10(A)
                                                                                                               --------
                                                                                                               4,710
                                                                                                               --------
      Computer Services and Systems -- 1.8%
      ANSYS, Inc.                                                                           6                     58(A)
      Autologic Information International, Inc.                                             1                      3(A)
      Avant! Corporation                                                                   24                    432(A)
      Boundless Corporation                                                                 1                      5(A)
      CfI ProServices Inc.                                                                  4                     37(A)
      CHS Electronics, Inc.                                                                42                     60(A)
      Cognitronics Corporation                                                              4                     42(A)
      Cotelligent, Inc.                                                                     1                      5(A)
      Kentek Information Systems, Inc.                                                      4                     30
      MAI Systems Corporation                                                               4                      4(A)
      MSC.Software Corp.                                                                    9                     62(A)
      MTS Systems Corporation                                                              10                    101
      NeoMagic Corporation                                                                 20                    151(A)
      ONTRACK Data International Inc.                                                       7                     41(A)
      Paravant Inc.                                                                         1                      3(A)
      Programmer's Paradise, Inc.                                                           2                     12(A)
      PSC Inc.                                                                              9                     71(A)
      Saga Systems, Inc.                                                                   19                    270(A)
      Scan-Optics, Inc.                                                                     5                     15(A)
      Software Spectrum, Inc.                                                               1                      9(A)
                                                                                                               --------
                                                                                                               1,411
                                                                                                               --------
      Construction and Building Materials -- 7.5%
      American Homestar Corporation                                                        14                     53(A)
      Ameron International Corporation                                                      3                    122
      Aztec Manufacturing Co.                                                               4                     43
      Baltek Corporation                                                                    1                      4(A)
      Beazer Homes USA, Inc.                                                                5                     87(A)


                                                                               9

                                                                                      Shares/Par                 Value
-------------------------------------------------------------------------------------------------------------------------
      Construction and Building Materials -- Continued
      Building Materials Holding Corporation                                                9                  $  86(A)
      Cavalier Homes, Inc.                                                                 14                     67
      Champion Enterprises, Inc.                                                           27                    242(A)
      D.R. Horton, Inc.                                                                    21                    267
      Dayton Superior Corporation                                                           4                     61(A)
      Del Webb Corporation                                                                 14                    301(A)
      Dominion Homes, Inc.                                                                  4                     24(A)
      Drew Industries Incorporated                                                          9                     78(A)
      Engle Homes, Inc.                                                                     8                     84
      Fleetwood Enterprises, Inc.                                                          22                    436
      Homebase, Inc.                                                                       23                     91(A)
      Hovnanian Enterprises, Inc.                                                          16                    124(A)
      Hughes Supply, Inc.                                                                  16                    357
      International Aluminum Corporation                                                    2                     63
      JLK Direct Distribution Inc.                                                          7                     49(A)
      Lone Star Industries, Inc.                                                            4                    185
      M/I Schottenstein Homes, Inc.                                                         6                     99
      McGrath Rentcorp                                                                      8                    135
      Meadow Valley Corporation                                                             1                      4(A)
      Miller Building Systems, Inc.                                                         2                      9(A)
      NCI Building Systems, Inc.                                                           10                    169(A)
      Oakwood Homes Corporation                                                            32                    144
      Palm Harbor Homes, Inc.                                                               8                    104(A)
      Patrick Industries, Inc.                                                              4                     44
      Pulte Corporation                                                                    36                    774
      Republic Group Incorporated                                                           7                    103
      Skyline Corporation                                                                   7                    175
      Southern Energy Homes, Inc.                                                           9                     23(A)
      Standard Pacific Corp.                                                               22                    228
      The Fortress Group, Inc.                                                              8                     12(A)
      The Ryland Group, Inc.                                                               11                    255
      Toll Brothers, Inc.                                                                  20                    385(A)
      U.S. Home Corporation                                                                 9                    259(A)
      Washington Homes, Inc.                                                                4                     23(A)
                                                                                                               --------
                                                                                                               5,769
                                                                                                               --------
CONSUMER DURABLES -- 2.8%
      Boston Acoustics, Inc.                                                                4                     57
      Catalina Lighting, Inc.                                                               3                     12(A)
      Central Garden & Pet Company                                                         21                    161(A)
      Chromcraft Revington, Inc.                                                            8                    100(A)
      Cobra Electronics Corporation                                                         3                     11(A)

10

Statement of Net Assets -- Continued
Legg Mason Investors Trust, Inc.



U.S. Small-Capitalization Value Trust -- Continued
                                                                                      Shares/Par                 Value
-----------------------------------------------------------------------------------------------------------------------
      Consumer Durables -- Continued
      Concord Camera Corp.                                                                  7                  $  60(A)
      Congoleum Corporation                                                                 6                     28(A)
      Conso International Corporation                                                       5                     26(A)
      Fedders Corporation                                                                  20                    121
      Flexsteel Industries, Inc.                                                            4                     55
      Harman International Industries, Incorporated                                         7                    294
      Home Products International, Inc.                                                     6                     58(A)
      Koss Corporation                                                                      2                     24(A)
      LADD Furniture, Inc.                                                                  3                     64(A)
      Libbey Inc.                                                                          12                    355
      Lifetime Hoan Corporation                                                             7                     51
      Mikasa, Inc.                                                                          8                     89
      O'Sullivan Industry Holdings, Inc.                                                    3                     44(A)
      Pulaski Furniture Corporation                                                         2                     27
      Royal Appliance Mfg. Co.                                                              1                      7(A)
      Russ Berrie and Company, Inc.                                                        14                    293
      The L. S. Starrett Company                                                            4                    104
      The Rowe Companies                                                                    9                     85
      The York Group, Inc.                                                                  6                     24
                                                                                                               --------
                                                                                                               2,150
                                                                                                               --------
      Consumer Non-Durables -- 0.6%
      CCA Industries, Inc.                                                                  3                      6(A)
      Educational Development Corporation                                                   3                     12
      French Fragrances, Inc.                                                              10                     70(A)
      Inter Parfums, Inc.                                                                   3                     25(A)
      Nature's Sunshine Products, Inc.                                                     13                    127
      Ocular Sciences, Inc.                                                                 5                     99(A)
      Rural/Metro Corporation                                                              11                     72(A)
      Seattle FilmWorks, Inc.                                                              11                     43(A)
      Styling Technology Corporation                                                        2                     24(A)
      The Stephan Co.                                                                       3                     10
                                                                                                               --------
                                                                                                                 488
                                                                                                               --------
      Electrical Equipment and Electronics -- 4.2%
      Acme Electric Corporation                                                             3                     17(A)
      Aerovox Incorporated                                                                  1                      3(A)
      Align-Rite International, Inc.                                                        4                     77(A)
      Amistar Corporation                                                                   1                      2(A)
      Axsys Technologies, Inc.                                                              2                     24(A)
      Cable Design Technologies Corporation                                                21                    481(A)
      Caere Corporation                                                                     7                     52(A)
      Comptek Research, Inc.                                                                2                     13(A)

                                                                              11

                                                                                      Shares/Par                 Value
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT AND ELECTRONICS -- CONTINUED
      CompuCom Systems, Inc.                                                               24                  $  90(A)
      Detection Systems, Inc.                                                               3                     31(A)
      Diodes Incorporated                                                                   3                     19(A)
      Encore Wire Corporation                                                              12                    105(A)
      General Semiconductor, Inc.                                                          25                    259(A)
      Graham Corporation                                                                    1                      7(A)
      InaCom Corp.                                                                         29                    265(A)
      LaBarge, Inc.                                                                         6                      8(A)
      MagneTek, Inc.                                                                       33                    298(A)
      Marshall Industries                                                                   3                     91(A)
      Microsemi Corporation                                                                 4                     32(A)
      Nu Horizons Electronics Corp.                                                         7                     53(A)
      Percon Incorporated                                                                   3                     28(A)
      Pioneer-Standard Electronics, Inc.                                                   18                    260
      Powell Industries, Inc.                                                               8                     69(A)
      Recoton Corporation                                                                   9                     59(A)
      Reliability Incorporated                                                              4                     14(A)
      RF Monolithics, Inc.                                                                  3                     29(A)
      Richardson Electronics, Ltd.                                                          8                     70
      Savoir Technology Group, Inc.                                                         5                     45(A)
      Sparton Corporation                                                                   1                      8(A)
      The Cherry Corporation                                                                5                     61(A)
      The Lamson & Sessions Co.                                                             8                     39(A)
      Triumph Group, Inc.                                                                   9                    236(A)
      UCAR International, Inc.                                                             14                    310(A)
      Video Display Corporation                                                             1                      6(A)
      Woodhead Industries, Inc.                                                             2                     22
                                                                                                               --------
                                                                                                               3,183
                                                                                                               --------
      Entertainment and Leisure -- 3.3%
      Anchor Gaming                                                                         8                    488(A)
      Arctic Cat, Inc.                                                                     20                    195
      Black Hawk Gaming & Development Company, Inc.                                         1                      5(A)
      Boyd Gaming Corporation                                                              45                    268(A)
      Cannondale Corporation                                                                6                     52(A)
      Equity Marketing, Inc.                                                                3                     43(A)
      GTECH Holdings Corporation                                                           20                    422(A)
      Holiday RV Superstores, Incorporated                                                  1                      3(A)
      Inland Entertainment Corporation                                                      3                      9(A)
      K2 Inc.                                                                              12                    109
      Lady Luck Gaming Corporation                                                          3                     24(A)


12

Statement of Net Assets -- Continued
Legg Mason Investors Trust, Inc.



U.S. Small-Capitalization Value Trust -- Continued
                                                                                      Shares/Par                 Value
------------------------------------------------------------------------------------------------------------------------
      Entertainment and Leisure -- Continued
      Lakes Gaming, Inc.                                                                    8                   $ 74(A)
      Lodgian, Inc.                                                                        16                     58(A)
      PlayCore, Inc.                                                                        3                     25(A)
      Prime Hospitality Corp.                                                              41                    331(A)
      Scientific Games Holdings Corp.                                                       8                    162(A)
      Suburban Lodges of America, Inc.                                                     12                     66(A)
      Travis Boats & Motors, Inc.                                                           1                     14(A)
      Winnebago Industries, Inc.                                                            7                    177
                                                                                                               --------
                                                                                                               2,525
                                                                                                               --------
      Financial Services -- 6.9%
      Advanta Corp.                                                                        18                    259
      Alliance Bancorp of New England, Inc.                                                 1                     10
      Amplicon, Inc.                                                                        6                     75
      AMRESCO, INC.                                                                        37                    110(A)
      Arcadia Financial Ltd.                                                               28                    122(A)
      BankAtlantic Bancorp, Inc.                                                           26                    146
      BSB Bancorp, Inc.                                                                     7                    163
      Community Bank System, Inc.                                                           2                     55
      Consumer Portfolio Services                                                          10                      9(A)
      Corrus Bankshares, Inc.                                                              11                    279
      CPB Inc.                                                                              2                     55
      Credit Acceptance Corporation                                                        10                     62(A)
      Delta Financial Corporation                                                          11                     53(A)
      Downey Financial Corp.                                                               12                    233
      DVI, Inc.                                                                             3                     51(A)
      Enhance Financial Services Group, Inc.                                               29                    504
      Fidelity National Financial, Inc.                                                    23                    352
      First Alliance Corporation                                                           14                     30(A)
      First Citizens Bancshares Inc.                                                        6                    453
      First Republic Bank                                                                   3                     82(A)
      FirstCity Financial Corporation                                                       5                      8(A)
      FirstFed Financial Corp.                                                             14                    250(A)
      GBC Bancorp                                                                           2                     39
      Hambrecht & Quist Group                                                               6                    299(A)
      Hamilton Bancorp Inc.                                                                 8                    159(A)
      Hawthorne Financial Corporation                                                       1                     13(A)
      Interpool, Inc.                                                                      15                    116
      Jefferies Group, Inc.                                                                 6                    129
      JWGenesis Financial Corp.                                                             2                     32(A)
      Litchfield Financial Corporation                                                      2                     53

                                                                              13

                                                                                      Shares/Par                 Value
-----------------------------------------------------------------------------------------------------------------------
      Financial Services -- Continued
      Merchants Bancshares, Inc.                                                            3                  $  67
      MetroWest Bank                                                                        4                     28
      MidAmerica Bancorp                                                                    2                     48
      National City Bancorporation                                                          7                    116
      Pacific Crest Capital, Inc.                                                           2                     25
      Parkvale Financial Corporation                                                        5                     89
      Radian Group, Inc.                                                                    5                    224
      Resource Bancshares Mortgage Group, Inc.                                             17                     85
      Sterling Financial Corporation                                                        6                     82(A)
      Stifel Financial Corp.                                                                2                     19
      Sunrise International Leasing Corporation                                             5                     27(A)
      TFC Enterprises, Inc.                                                                10                     26(A)
      Union Acceptance Corporation                                                          1                      7(A)
      USBANCORP, Inc.                                                                      10                    135
      World Acceptance Corporation                                                         14                     76(A)
                                                                                                               --------
                                                                                                               5,255
                                                                                                               --------
      Food, Beverage and Tobacco -- 2.9%
      Cagle's, Inc.                                                                         4                     59
      Cal-Maine Foods, Inc.                                                                 5                     17
      Eagle Food Centers, Inc.                                                              6                     12(A)
      Fresh America Corporation                                                             3                     16(A)
      General Cigar Holdings, Inc.                                                         14                     93(A)
      Herbalife International, Inc.                                                        21                    326
      M&F Worldwide Corp.                                                                  13                    104(A)
      Marsh Supermarkets, Inc.                                                              3                     54
      Michael Foods, Inc.                                                                  11                    300
      Natural Alternatives International, Inc.                                              4                     17(A)
      Pilgrim's Pride Corporation                                                           8                     69
      Pilgrim's Pride Corporation - Class A                                                 4                     20
      R.H. Phillips, Inc.                                                                   4                     11(A)
      Rocky Mountain Chocolate Factory, Inc.                                                2                     11(A)
      Sanderson Farms, Inc.                                                                 8                     77
      Schweitzer-Mauduit International, Inc.                                               12                    154
      Standard Commercial Corporation                                                       7                     28
      SUPERVALU INC.                                                                     N.M.                      6
      Suprema Specialties, Inc.                                                             1                     10(A)
      Sylvan, Inc.                                                                          3                     29(A)
      Todhunter International, Inc.                                                         2                     18(A)
      Universal Corporation                                                                25                    645
      Weider Nutrition International, Inc.                                                 15                     48
      WLR Foods, Inc.                                                                      12                     85(A)
                                                                                                               --------
                                                                                                               2,209
                                                                                                               --------

14

STATEMENT OF NET ASSETS -- CONTINUED
Legg Mason Investors Trust, Inc.



U.S. Small-Capitalization Value Trust -- Continued
                                                                                      Shares/Par                 Value
-----------------------------------------------------------------------------------------------------------------------
      Gas/Pipeline -- 3.9%
      Adams Resources & Energy                                                              3                  $  24
      EnergySouth, Inc.                                                                     3                     57
      Friede Goldman International Inc.                                                    13                    132(A)
      Frontier Oil Corporation                                                             19                    131(A)
      Gulf Islands Fabrication, Inc.                                                        8                    111(A)
      Lufkin Industries, Inc.                                                               5                     73
      Mitcham Industries, Inc.                                                              7                     33(A)
      Penn Virginia Corporation                                                             6                    131
      Petroleum Development Corporation                                                     5                     23(A)
      Pool Energy Services Co.                                                             11                    258(A)
      Pride International, Inc.                                                            36                    514(A)
      SEACOR Smit Inc.                                                                     10                    492(A)
      Seitel, Inc.                                                                          8                     81(A)
      Trico Marine Services, Inc.                                                          15                    122(A)
      Tuboscope Inc.                                                                       12                    152(A)
      Varco International, Inc.                                                            44                    537(A)
      World Fuel Services Corporation                                                       9                     83
                                                                                                               --------
                                                                                                               2,954
                                                                                                               --------
      Health Care -- 3.1%
      ADAC Laboratories                                                                     3                     29(A)
      Advocat, Inc.                                                                         4                      4(A)
      Alterra Healthcare Corporation                                                        7                     63(A)
      American Dental Technologies, Inc.                                                    5                     12(A)
      American Physicians Service Group, Inc.                                               2                      8(A)
      AmeriPath, Inc.                                                                      16                    132(A)
      Beverly Enterprises, Inc.                                                            77                    327(A)
      BioSource International, Inc.                                                         1                      3(A)
      Capital Senior Living Corporation                                                     6                     45(A)
      Carematrix Corporation                                                               10                     52(A)
      Castle Dental Centers, Inc.                                                           5                     14(A)
      Coast Dental Services, Inc.                                                           6                     19(A)
      Curative Health Services, Inc.                                                        2                      9(A)
      Genesis Health Ventures, Inc.                                                        24                     57(A)
      Hawaii Tech Pharmacal Company Incorporated                                            2                     10(A)
      Healthcare Recoveries, Inc.                                                           7                     19(A)
      Horizon Health Corporation                                                            4                     24(A)
      Integrated Health Services, Inc.                                                     35                     55(A)
      Medstone International, Inc.                                                          4                     25(A)
      Mesa Laboratories, Inc.                                                               2                      7(A)
      MIM Corporation                                                                      13                     28(A)
      Monarch Dental Corporation                                                            7                     15(A)

                                                                              15

                                                                                      Shares/Par                 Value
-----------------------------------------------------------------------------------------------------------------------
      Health Care -- Continued
      Moore Medical Corporation                                                             2                  $  17(A)
      Omnicare, Inc.                                                                       29                    282
      OrthAlliance, Inc.                                                                    5                     36(A)
      Pediatrix Medical Group, Inc.                                                         9                    129(A)
      ProMedCo Management Company                                                          16                     52(A)
      Quorum Health Group, Inc.                                                            24                    165(A)
      Radiologix, Inc.                                                                     15                    119(A)
      Raytel Medical Corporation                                                            6                     16(A)
      RehabCare Group, Inc.                                                                 4                     78(A)
      Response Oncology, Inc.                                                               9                      8(A)
      Serologicals Corporation                                                             15                     63(A)
      Sierra Health Services, Inc.                                                         20                    205(A)
      Specialty Care Network, Inc.                                                          6                     21(A)
      Unilab Corporation                                                                   28                    158(A)
      USANA, Inc.                                                                           2                     14(A)
      Utah Medical Products, Inc.                                                           3                     22(A)
                                                                                                               --------
                                                                                                               2,342
                                                                                                               --------
      Industrial -- 5.4%
      ACX Technologies, Inc.                                                               20                    188(A)
      AGCO Corporation                                                                     30                    390
      Alamo Group Inc.                                                                      4                     36
      American Biltrite, Inc.                                                               3                     41
      Ampco-Pittsburgh Corporation                                                          7                     89
      Bairnco Corporation                                                                   6                     39
      Baldwin Technology Company, Inc.                                                     13                     32(A)
      Cascade Corporation                                                                   9                     91
      Channell Commercial Corporation                                                       5                     50(A)
      Chart Industries, Inc.                                                                3                     14
      Commercial Intertech Corp.                                                           11                    130
      CPAC, Inc.                                                                            4                     22
      Detroit Diesel Corporation                                                            9                    174
      DT Industries, Inc.                                                                   7                     46
      Farrel Corporation                                                                    3                      5
      Flowserve Corporation                                                                16                    273
      Gehl Company                                                                          4                     62(A)
      Gentek, Inc.                                                                         15                    173
      Gleason Corporation                                                                   6                    101
      Hardinge, Inc.                                                                        7                    118
      Hirsch International Corp.                                                            3                      4(A)
      Holly Corporation                                                                     6                     93
      Industrial Holdings, Inc.                                                             5                     17(A)

16

Statement of Net Assets -- Continued
Legg Mason Investors Trust, Inc.



U.S. Small-Capitalization Value Trust -- Continued
                                                                                      Shares/Par                 Value
------------------------------------------------------------------------------------------------------------------------
      Industrial -- Continued
      ITEQ, Inc.                                                                           19                  $  40(A)
      Lincoln Electric Holdings, Inc.                                                       4                     75
      Lindsay Manufacturing Co.                                                             3                     49
      Lydall, Inc.                                                                          4                     44(A)
      Milacron Inc.                                                                        28                    493
      O.I. Corporation                                                                      2                      9(A)
      Printware, Inc.                                                                       2                      5(A)
      Regal-Beloit Corporation                                                             13                    274
      Specialty Equipment Companies, Inc.                                                   8                    207(A)
      Summa Industries                                                                      3                     37(A)
      Supreme Industries, Inc.                                                              8                     59(A)
      TB Wood's Corporation                                                                 4                     39
      Tech/Ops Sevcon, Inc.                                                                 2                     23
      The Carbide/Graphite Group, Inc.                                                      6                     49(A)
      Watts Industries, Inc.                                                               20                    424
      Woodward Governor Company                                                             4                    105
                                                                                                               --------
                                                                                                               4,120
                                                                                                               --------
      Insurance -- 8.0%
      Acceptance Insurance Companies Inc.                                                  11                    136(A)
      AmerUs Life Holdings, Inc.                                                           22                    466
      Amwest Insurance                                                                      3                     31
      Atlantic American Corporation                                                         1                      4(A)
      Bancinsurance Corporation                                                             2                     13(A)
      Capital Re Corporation                                                               23                    228
      Chartwell Re Corporation                                                              7                    104
      Delphi Financial Group, Inc.                                                         10                    302(A)
      Donegal Group Inc.                                                                    6                     43
      EMC Insurance Group, Inc.                                                             5                     45
      Foremost Corporation of America                                                      20                    480
      Fremont General Corporation                                                          23                    214
      Frontier Insurance Group, Inc.                                                       27                    237
      Harleysville Group Inc.                                                              22                    308
      Kaye Group Inc.                                                                       4                     38
      LandAmerica Financial Group, Inc.                                                     9                    182
      Life USA Holding, Inc.                                                               14                    281
      Merchants Group, Inc.                                                                 1                     23
      MMI Companies, Inc.                                                                  12                    131
      Mobile America Corporation                                                            5                     13
      National Western Life Insurance Company                                               3                    220(A)
      Nymagic, Inc.                                                                         3                     43
      Orion Capital Corporation                                                             3                    142

                                                                              17

                                                                                      Shares/Par                 Value
-----------------------------------------------------------------------------------------------------------------------
      Insurance -- Continued
      Penn Treaty American Corporation                                                      6                 $  119(A)
      Penn-America Group, Inc.                                                              6                     52
      Presidential Life Corporation                                                         1                     12
      Professionals Group, Inc.                                                             4                    100(A)
      PXRE Corporation                                                                      9                    133
      Reliance Group Holdings, Inc.                                                        64                    283
      SCPIE Holdings Inc.                                                                   4                    132
      Selective Insurance Group, Inc.                                                      21                    398
      Standard Management Corporation                                                       5                     29(A)
      Stewart Information Services Corporation                                             11                    194
      The Centris Group, Inc.                                                               8                     78
      The Commerce Group, Inc.                                                             26                    600
      The Midland Company                                                                   3                     71
      The Navigators Group, Inc.                                                            6                     82(A)
      Trenwick Group Inc.                                                                   6                    106
      Unico American Corporation                                                            4                     35
                                                                                                               --------
                                                                                                               6,108
                                                                                                               --------
      Metals -- 6.3%
      Alltrista Corporation                                                                 6                    152(A)
      Amcast Industrial Corporation                                                         7                     92
      Armco Inc.                                                                           78                    546(A)
      Atchison Casting Corporation                                                          5                     50(A)
      Bayou Steel Corporation                                                               9                     31(A)
      Carpenter Technology Corporation                                                     21                    524
      Chase Industries, Inc.                                                               11                     94(A)
      Citation Corporation                                                                 11                    192(A)
      Cleveland-Cliffs Inc.                                                                 8                    261
      Commercial Metals Company                                                            11                    316
      Fansteel Inc.                                                                         5                     19
      Friedman Industries, Incorporated                                                     5                     15(A)
      Intermet Corporation                                                                 19                    158
      Lindberg Corporation                                                                  4                     33
      Metals USA, Inc.                                                                     28                    285(A)
      National Steel Corporation                                                           23                    157
      Niagara Corporation                                                                   5                     24(A)
      Northwest Pipe Company                                                                4                     69(A)
      Oglebay Norton Company                                                                1                     27
      Quanex Corporation                                                                   10                    264
      Roanoke Electric Steel Corporation                                                    3                     58
      ROHN Industries, Inc.                                                                34                     69(A)
      RTI International Metals, Inc.                                                       15                    148(A)
      Shiloh Industries, Inc.                                                               4                     42(A)

18

Statement of Net Assets -- Continued
Legg Mason Investors Trust, Inc.



U.S. Small-Capitalization Value Trust -- Continued
                                                                                      Shares/Par                 Value
------------------------------------------------------------------------------------------------------------------------
METALS -- CONTINUED
      Special Metals Corporation                                                           11                   $ 48(A)
      Steel Technologies Inc.                                                               8                     88
      Texas Industries, Inc.                                                               15                    536
      The Shaw Group Inc.                                                                   8                    177(A)
      Titanium Metals Corporation                                                          17                    150
      Universal Stainless & Alloy Products, Inc.                                            4                     22(A)
      Webco Industries, Inc.                                                                4                     13(A)
      Wolverine Tube, Inc.                                                                 10                    158(A)
      Zemex Corporation                                                                     3                     19(A)
                                                                                                               --------
                                                                                                               4,837
                                                                                                               --------
      Miscellaneous Manufacturing -- 5.5%
      A.O. Smith Corporation                                                                9                    269
      Apogee Enterprises, Inc.                                                              6                     43
      Bacou USA, Inc.                                                                       8                    139(A)
      Badger Paper Mills, Inc.                                                              2                     10(A)
      Brown & Sharpe Manufacturing Company                                                 10                     24(A)
      Coachmen Industries Inc.                                                              5                     83
      Columbus McKinnon Corporation                                                         8                    138
      Core Materials Corporation                                                            2                      3(A)
      Cybex International, Inc.                                                        N.M.                        1(A)
      Decora Industries, Inc.                                                               3                     17(A)
      Denali Incorporated                                                                   3                     13(A)
      Global Payment Technologies, Inc.                                                     6                     50(A)
      Griffon Corporation                                                                  23                    182(A)
      Hexcel Corporation                                                                   23                    135(A)
      Jason Incorporated                                                                   11                     83(A)
      MascoTech, Inc.                                                                      34                    547
      Met-Pro Corporation                                                                   2                     23
      Metrika Systems Corporation                                                           4                     23(A)
      MFRI, Inc.                                                                            1                      6(A)
      NACCO Industries, Inc.                                                                6                    426
      NCH Corporation                                                                       2                    108
      OroAmerica, Inc.                                                                      4                     27(A)
      Park-Ohio Holdings Corp.                                                              7                     83(A)
      Penn Engineering & Manufacturing Corp.                                                4                    103
      Penn Engineering & Manufacturing Corp. - Class A                                      4                     97
      Precision Castparts Corp.                                                             9                    284
      Printronix, Inc.                                                                      4                     75(A)
      Q.E.P. Co., Inc.                                                                      2                     15(A)
      Raven Industries, Inc.                                                                4                     56
      Riviera Tool Company                                                                  1                      6(A)
      Robbins & Myers, Inc.                                                                 1                      8

                                                                              19

                                                                                      Shares/Par                 Value
------------------------------------------------------------------------------------------------------------------------
      Miscellaneous Manufacturing -- Continued
      RPC, Inc.                                                                             4                  $  29
      SPS Technologies, Inc.                                                                6                    216(A)
      Standex International Corporation                                                     8                    221
      The Dexter Corporation                                                               13                    466
      The Eastern Company                                                                   1                     22
      The JPM Company                                                                       2                     10(A)
      TransTechnology Corporation                                                           4                     45
      U.S. Office Products Company                                                         11                     40(A)
      Vallen Corporation                                                                    1                     19(A)
      Westinghouse Air Brake Company                                                        3                     49
      Williams Controls, Inc.                                                               5                     11(A)
                                                                                                               --------
                                                                                                               4,205
                                                                                                               --------
      Process Industries -- 1.5%
      Buckeye Technologies Inc.                                                            27                    416(A)
      P.H. Glatfelter Company                                                               7                    109
      Rock-Tenn Company                                                                    22                    316
      Silgan Holdings Inc.                                                                 13                    260(A)
      The Anderson's Inc.                                                                   6                     53
                                                                                                               --------
                                                                                                               1,154
                                                                                                               --------
      Real Estate -- 0.3%
      AMREP Corporation                                                                     5                     27(A)
      Bluegreen Corporation                                                                17                     83(A)
      DeWolfe Companies, Inc.                                                               2                     15
      Grubb & Ellis Company                                                                14                     78(A)
                                                                                                               --------
                                                                                                                 203
                                                                                                               --------
      Restaurants -- 1.7%
      Ark Restaurants Corp.                                                                 3                     26(A)
      Blimpie International, Inc.                                                           6                     12
      CKE Restaurants, Inc.                                                                39                    279
      Cooker Restaurant Corporation                                                         6                     25
      ELXSI Corporation                                                                     3                     25(A)
      Landry's Seafood Restaurants, Inc.                                                   22                    175(A)
      Lone Star Steakhouse & Saloon, Inc.                                                  24                    184(A)
      Luby's, Inc.                                                                         12                    143
      Main Street & Main Inc.                                                               8                     26(A)
      Max & Erma's Restaurants, Inc.                                                        2                     11(A)
      Piccadilly Cafeterias, Inc.                                                           4                     28
      Rainforest Cafe, Inc.                                                                19                     98(A)
      Ryan's Family Steak Houses, Inc.                                                     29                    260(A)
      Sizzler International, Inc.                                                          16                     34(A)
                                                                                                               --------
                                                                                                               1,326
                                                                                                               --------


20

Statement of Net Assets -- Continued
Legg Mason Investors Trust, Inc.



U.S. Small-Capitalization Value Trust -- Continued
                                                                                      Shares/Par                 Value
------------------------------------------------------------------------------------------------------------------------
      Retail -- 3.7%
      7 Eleven Incorporated                                                                68                 $  134(A)
      Barnett Inc.                                                                         12                    112(A)
      Boise Cascade Office Products Corporation                                            30                    326(A)
      Cole National Corporation                                                            11                     85(A)
      Duckwall-ALCO Stores, Inc.                                                            4                     29(A)
      EZCORP, Inc.                                                                          7                     38
      Finlay Enterprises, Inc.                                                              7                     98(A)
      Friedman's, Inc.                                                                     13                    110
      Funco, Inc.                                                                           3                     62(A)
      Garden Ridge Corporation                                                             13                     97(A)
      Government Technology Services Inc.                                                   2                      7(A)
      Jan Bell Marketing, Inc.                                                             11                     34(A)
      Jos. A. Bank Clothiers, Inc.                                                          4                     15(A)
      Media Arts Group, Inc.                                                                8                     35(A)
      Michael Anthony Jewelers, Inc.                                                        2                      5(A)
      Micro Warehouse, Inc.                                                                20                    239(A)
      Movie Star, Inc.                                                                      9                     11(A)
      Musicland Stores Corporation                                                         12                    101(A)
      OfficeMax, Inc.                                                                      31                    181(A)
      Pier 1 Imports, Inc.                                                                 31                    210
      Piercing Pagoda, Inc.                                                                 3                     42(A)
      RDO Equipment Co.                                                                     7                     44(A)
      REX Stores Corporation                                                                5                    143(A)
      Specialty Catalog Corp.                                                               1                      4(A)
      Sport Supply Group, Inc.                                                              2                     12(A)
      Systemax, Inc.                                                                       20                    166(A)
      The Bon-Ton Stores, Inc.                                                             12                     46(A)
      Value City Department Stores, Inc.                                                   20                    294(A)
      Wilmar Industries, Inc.                                                              10                    127(A)
      Wolohan Lumber Co.                                                                    3                     42
                                                                                                               --------
                                                                                                               2,849
                                                                                                               --------
      Technology -- 0.4%
      Del Global Technologies Corp.                                                         4                     30(A)
      Equinox Systems, Inc.                                                                 2                     24(A)
      Excel Technology, Inc.                                                                5                     70(A)
      Hurco Companies, Inc.                                                                 4                     15(A)
      K-Tron International, Inc.                                                            2                     31(A)
      Splash Technology Holdings, Inc.                                                     11                     64(A)
      ThermoQuest Corporation                                                               7                     67(A)
      Vivid Technologies, Inc.                                                              2                      7(A)
                                                                                                               --------
                                                                                                                 308
                                                                                                               --------

                                                                              21

                                                                                      Shares/Par                 Value
------------------------------------------------------------------------------------------------------------------------
      Telecommunications -- 0.9%
      Applied Signal Technology, Inc.                                                       6                  $  57
      Blonder Tongue Laboratories, Inc.                                                     6                     44(A)
      CellStar Corporation                                                                 51                    383(A)
      Comdial Corporation                                                                   5                     36(A)
      Communications Systems, Inc.                                                          3                     37
      Hector Communications Corporation                                                     1                     16(A)
      Hickory Tech Corporation                                                              4                     50
      InterDigital Communications Corporation                                               2                     13(A)
      Tollgrade Communications, Inc.                                                        2                     57(A)
      Vertex Communications Corporation                                                     4                     39(A)
                                                                                                               --------
                                                                                                                 732
                                                                                                               --------
      Textiles -- 1.5%
      Burlington Industries, Inc.                                                          45                    199(A)
      Decorator Industries, Inc.                                                            2                     12
      Galey & Lord, Inc.                                                                    9                     23(A)
      Guilford Mills, Inc.                                                                 17                    146
      Interface, Inc.                                                                      40                    203
      Lakeland Industries, Inc.                                                             1                      4(A)
      Pillowtex Corporation                                                                11                     79
      Quaker Fabric Corporation                                                             2                      8(A)
      Synthetic Industries, Inc.                                                            5                    129(A)
      The Dixie Group, Inc.                                                                 9                     70(A)
      Unifi, Inc.                                                                          10                    104(A)
      UniFirst Corporation                                                                 12                    170
                                                                                                               --------
                                                                                                               1,147
                                                                                                               --------
      Transportation -- 6.1%
      Amerco                                                                               10                    288(A)
      America West Holdings Corporation                                                    31                    533(A)
      Amtran, Inc.                                                                          2                     32(A)
      Arkansas Best Corporation                                                            14                    176(A)
      Arnold Industries, Inc.                                                              19                    235
      Boyd Bros. Transportation Inc.                                                        2                     18(A)
      Circle International Group, Inc.                                                      7                    133
      Consolidated Delivery & Logistics, Inc.                                               5                     15(A)
      Consolidated Freightways Corporation                                                 17                    168(A)
      Covenant Transport, Inc.                                                             11                    171(A)
      Dynamex Inc.                                                                          2                      4(A)
      Frozen Food Express Industries, Inc.                                                  9                     56
      Genesee & Wyoming Inc.                                                                3                     33(A)
      Hawaiian Airlines, Inc.                                                              23                     53(A)
      J.B. Hunt Transport Services, Inc.                                                   27                    368
      Kitty Hawk, Inc.                                                                     12                    124(A)

22

Statement of Net Assets -- Continued
Legg Mason Investors Trust, Inc.



U.S. Small-Capitalization Value Trust -- Continued

                                                                                       SHARES/PAR               VALUE
------------------------------------------------------------------------------------------------------------------------
      Transportation -- Continued
      Landstar System, Inc.                                                                 3                 $  104(A)
      Offshore Logistics, Inc.                                                             16                    163(A)
      Old Dominion Freight Line, Inc.                                                       5                     77(A)
      P.A.M. Transportation Services, Inc.                                                  6                     65(A)
      Pittison BAX Group                                                                   14                    116
      Providence and Worcester Railroad Company                                             3                     28
      RailTex, Inc.                                                                         7                    115(A)
      Roadway Express, Inc.                                                                15                    301
      Smithway Motor Xpress Corp.                                                           3                     20(A)
      The Greenbrier Companies, Inc.                                                       11                    118
      Tower Air, Inc.                                                                       9                     17(A)
      Transport Corporation of America, Inc.                                                5                     62(A)
      U.S. Xpress Enterprises, Inc.                                                        11                     64(A)
      USA Truck, Inc.                                                                       5                     42(A)
      USFreightways Corporation                                                            14                    640
      Yellow Corporation                                                                   19                    306(A)
                                                                                                               --------
                                                                                                               4,645
                                                                                                               --------
      Utilities -- 2.1%
      Bangor Hydro-Electric Company                                                         5                     74
      CMP Group, Inc.                                                                       3                     90
      El Paso Electric Company                                                             37                    328(A)
      Maine Public Service Company                                                          1                     22
      Public Service Company of New Mexico                                                 30                    544
      RGS Energy Group, Inc.                                                               12                    289
      TNP Enterprises, Inc.                                                                 7                    257
                                                                                                               --------
                                                                                                               1,604
                                                                                                               --------
      Total Common Stocks and Equity Interests    (Identified Cost-- $85,142)                                 74,773
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.4%
      Bank of America
        5.48%, dated 9/30/99, to be repurchased at $900 on 10/1/99
        (Collateral: $1,017 Freddie Mac mortgage-backed securities,
        6%, due 5/1/29, value $953)                                                      $900                    900
      Goldman, Sachs & Company
        5.40%, dated 9/30/99, to be repurchased at $900 on 10/1/99
       (Collateral: Fannie Mae mortgage-backed securities,
        6.50%, due 5/1/29, value $936)                                                    900                    900
                                                                                                               --------
      Total Repurchase Agreements  (Identified Cost-- $1,800)                                                  1,800
-----------------------------------------------------------------------------------------------------------------------

                                                                              23

-----------------------------------------------------------------------------------------------------------------------
      Total Investments-- 100.0%  (Identified Cost-- $86,942)                                                $76,573
      Other Assets Less Liabilities-- N.M.                                                                         2
                                                                                                               --------
      Net assets consisting of:
      Accumulated paid-in capital applicable to:
        9,230 Primary shares outstanding                                              $85,023
            7 Navigator shares outstanding                                                 70
      Accumulated net investment income/(loss)                                           (225)
      Accumulated net realized gain/(loss) on investments                               2,076
      Unrealized appreciation/(depreciation) of investments                           (10,369)
                                                                                      --------

      Net assets-- 100.0%                                                                                    $76,575
                                                                                                               --------
      Net asset value per share:
        Primary Class                                                                                          $8.29
                                                                                                               --------
        Navigator Class                                                                                        $8.40
                                                                                                               --------

-----------------------------------------------------------------------------------------------------------------------
      (A) Non-income producing.
      N.M. - Not meaningful.

See notes to financial statements.

Statements of Operations
Legg Mason Investors Trust, Inc.
(Amounts in Thousands) (Unaudited)


                                                                                      Six Months Ended 9/30/99
-------------------------------------------------------------------------------------------------------------------
                                                                                                U.S.
                                                                                         Small-Capitalization
                                                                                             Value Trust
-------------------------------------------------------------------------------------------------------------------
Investment Income:
      Dividends                                                                                 $ 421
      Interest                                                                                    115
                                                                                             --------
          Total income                                                                            536
                                                                                             --------
Expenses:
      Management fee                                                                              326
      Distribution and service fees                                                               383
      Transfer agent and shareholder servicing expense                                             36
      Audit and legal fees                                                                         16
      Custodian fee                                                                                89
      Directors' fees                                                                               2
      Organization expense                                                                          5
      Registration fees                                                                            16
      Reports to shareholders                                                                      13
      Other expenses                                                                               --
                                                                                             --------
                                                                                                  886
          Less fees waived                                                                       (125)
                                                                                             --------
          Total expenses, net of waivers                                                          761
                                                                                             --------
      Net Investment Income/(Loss)                                                               (225)
                                                                                             --------

Net Realized and Unrealized Gain/(Loss) on Investments:

      Realized gain/(loss) on investments                                                       2,110
      Change in unrealized appreciation/(depreciation) of investments                           1,539
                                                                                             --------
      Net Realized and Unrealized Gain/(Loss) on Investments                                    3,649
-------------------------------------------------------------------------------------------------------------------
      Change in Net Assets Resulting From Operations                                           $3,424
-------------------------------------------------------------------------------------------------------------------

      See notes to financial statements

Statements of Changes in Net Assets
Legg Mason Investors Trust, Inc.
(Amounts in Thousands)


                                                                                             U.S. Small-
                                                                 American Leading          Capitalization
                                                                  Companies Trust            Value Trust
                                                                 ----------------   -----------------------------
                                                                       Year            Six Months    6/15/98(A)
                                                                       Ended              Ended         to
                                                                     3/31/99(B)          9/30/99      3/31/99
-------------------------------------------------------------------------------------------------------------------
                                                                                       (Unaudited)
Change in Net Assets:

      Net investment income/(loss)                                     $ (818)           $ (225)    $   (171)

      Net realized gain/(loss) on investments                           8,963             2,110        1,138

      Change in unrealized appreciation/(depreciation)
        of investments                                                 37,543             1,539      (11,908)
-------------------------------------------------------------------------------------------------------------------
      Change in net assets resulting from operations                   45,688             3,424      (10,941)
-------------------------------------------------------------------------------------------------------------------
      Distributions to shareholders:
 From net investment income:
 Primary Class                                                             --                --           --
 Navigator Class                                                           --                --           --
 From net realized gain on investments:
 Primary Class                                                         (8,688)           (1,000)          --
 Navigator Class                                                           --                (1)          --
      Change in net assets from Fund share transactions:
 Primary Class                                                         51,631            15,727       69,295
 Navigator Class                                                          (82)               20           50
-------------------------------------------------------------------------------------------------------------------
      Change in net assets                                             88,549            18,170       58,404

Net Assets:
      Beginning of period                                             200,408            58,405            1
-------------------------------------------------------------------------------------------------------------------
      End of period                                                  $288,957           $76,575      $58,405
      Undistributed net investment income/(loss)                     $     --           $  (225)     $    --
-------------------------------------------------------------------------------------------------------------------

(A) Commencement of operations.
(B) Primary Class assets. The Navigator Class shares of American Leading Companies Trust were redeemed on December 3, 1998.

NA--Not applicable.

See notes to financial statements

      Financial Highlights
Legg Mason Investors Trust, Inc.


     Contained below is per share operating performance data for a Navigator Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.



                                        Investment Operations                               Distributions
                          ---------------------------------------------------  --------------------------------------
                                                                                             From
                          Net Asset       Net     Net Realized       Total       From         Net                      Net Asset
                            Value,    Investment and Unrealized      From         Net       Realized                    Value,
                           Beginning    Income    Gain (Loss)on    Investment  Investment   Gain on        Total        End of
                           of Period    (Loss)    Investments      Operations    Income   Investments   Distributions   Period
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN LEADING COMPANIES
TRUST
      -- Navigator Class
         Years Ended Mar. 31,
          1999(A)             $17.95    $.08          $ .23         $ .31          $--     $ (.46)        $ (.46)       $17.80
          1998                 14.71     .10(C)        4.99          5.09           --      (1.85)         (1.85)        17.95
          1997(E)              13.30     .07(C)        1.94          2.01         (.12)      (.48)          (.60)        14.71

U.S. SMALL-CAPITALIZATION
VALUE TRUST
      --Navigator Class
        Six Months Ended
          Sept. 30, 1999*     $ 7.88    $.02(F)       $ .62         $.64           $--      $(.12)         $(.12)        $8.40
        Period Ended Mar. 31,
          1999(G)               9.92     .05(F)       (2.09)        (2.04)          --         --             --          7.88
--------------------------------------------------------------------------------------------------------------------------------

                                                  Ratios/Supplemental Data
                                   -------------------------------------------------------------------
                                                                 Net
                                                             Investment     Net Assets,
                                                 Expenses   Income (Loss)    Portfolio       End of
                                     Total      to Average    to Average      Turnover       Period
                                    Return      Net Assets   Net Assets         Rate     (in thousands)
-------------------------------------------------------------------------------------------------------
AMERICAN LEADING COMPANIES TRUST
      -- Navigator Class
         Years Ended Mar. 31,
          1999(A)                    1.84%(B)    .94%(C,D)   .65%(C,D)        47.6%(D)      $  --
          1998                      36.68%       .93%(C)     .74%(C)          51.4%            82
          1997(E)                   15.16%(B)    .86%(C,D)   .98%(C,D)        55.7%(D)         55

U.S. SMALL-CAPITALIZATION
VALUE TRUST
      --Navigator Class
        Six Months Ended
          Sept. 30, 1999*            7.94%(B)   1.00%(F,D)   .42%(F,D)        51.4%(D)        $60
        Period Ended Mar. 31,
          1999(G)                  (20.56)%(B)   .90%(F,D)   .71%(F,D)        29.5%(D)         40
-------------------------------------------------------------------------------------------------------


(A) AMERICAN LEADING COMPANIES NAVIGATOR SHARES WERE REDEEMED ON DECEMBER 3, 1998, AND INFORMATION IS FOR THE PERIOD THEN ENDED.
(B) NOT ANNUALIZED.
(C) NET OF FEES WAIVED PURSUANT TO A VOLUNTARY EXPENSE LIMITATION OF 0.95% OF AVERAGE DAILY NET ASSETS. IF NO FEES HAD BEEN WAIVED BY LMFA, THE ANNUALIZED RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS FOR EACH PERIOD WOULD HAVE BEEN AS FOLLOWS: FOR THE PERIOD ENDED DECEMBER 3, 1998, 0.95%; FOR THE YEAR ENDED MARCH 31, 1998, 0.98%; AND FOR THE PERIOD OCTOBER 4, 1996 TO MARCH 31, 1997, 0.97%.
(D) ANNUALIZED.
(E) FOR THE PERIOD OCTOBER 4, 1996 (COMMENCEMENT OF SALE OF NAVIGATOR CLASS SHARES) TO MARCH 31, 1997.
(F) NET OF FEES WAIVED PURSUANT TO A VOLUNTARY EXPENSE LIMITATION OF 1.00% OF AVERAGE DAILY NET ASSETS. IF NO FEES HAD BEEN WAIVED BY LMFA, THE ANNUALIZED RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS FOR EACH PERIOD WOULD HAVE BEEN AS FOLLOWS: FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999, 1.32%; AND FOR THE PERIOD JUNE 19, 1998 TO MARCH 31, 1999, 1.28%.
(G) FOR THE PERIOD JUNE 19, 1998 (COMMENCEMENT OF SALE OF NAVIGATOR CLASS SHARES) TO MARCH 31, 1999.
*   UNAUDITED.

SEE NOTES TO FINANCIAL STATEMENTS.

Notes to Financial Statements
Legg Mason Investors Trust, Inc.
(Amounts in Thousands)  (Unaudited)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

           The Legg Mason Investors Trust, Inc. ("Corporation"), consisting of the American Leading Companies Trust ("American Leading Companies"), the Balanced Trust ("Balanced Trust") and the U.S. Small-Capitalization Value Trust ("U.S. Small-Cap") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

           Each Fund consists of two classes of shares: Primary Class, offered since September 1, 1993, for American Leading Companies Trust; since October 1, 1996, for Balanced Trust; and since June 15, 1998, for U.S. Small-Cap; and Navigator Class, offered to certain institutional investors since October 4, 1996, for American Leading Companies Trust; and since June 19, 1998, for U.S. Small-Cap. The Navigator Class shares of American Leading Companies were redeemed on December 3, 1998. The Navigator Class of Balanced Trust has not commenced operations. Information about the Primary Class is contained in a separate report to its shareholders. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

      Security Valuation
           Securities traded on national securities exchanges are valued at the last quoted sales price. Over-the-counter securities and listed securities for which no sales price is available are valued at the mean between the latest bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

      Investment Income and Distributions to Shareholders
           Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income, if available, will be paid annually for American Leading Companies and U.S. Small-Cap. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within a Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

      Security Transactions
           Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

--------------------------------------------------------------------------------

           At September 30, 1999, receivables for securities sold and payables for securities purchased for the Fund were as follows:

                               Receivable for                  Payable for
                               Securities Sold            Securities Purchased
--------------------------------------------------------------------------------

      U.S. SMALL-CAP                  $--                         $--

      Deferred Organizational Expenses
           Deferred organizational expenses of $45 for U.S. Small-Cap are being amortized on a straight line basis over 5 years commencing on the date operations began.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders.

      Use of Estimates
           Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Investment Transactions:
           For the six months ended September 30, 1999, investment transactions (excluding short-term investments) were as follows:


                             Purchases             Proceeds From Sales
--------------------------------------------------------------------------------
      U.S. Small-Cap           $34,147                   $18,393

           At September 30, 1999, cost, gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for the Fund were as follows:

                                                                                Net
                                                                            Appreciation/
                                   Cost       Appreciation  Depreciation   (Depreciation)
------------------------------------------------------------------------------------------------
      U.S. Small-Cap             $86,942        $6,134        $(16,503)      $(10,369)


3. Repurchase Agreements:
           All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Fund's investment adviser, acting under the supervision of its Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

--------------------------------------------------------------------------------

4. Transactions With Affiliates:
           The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to the agreement, LMFAprovides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly at an annual rate of the Fund's average daily net assets.
           LMFA has agreed to waive its fees in any month to the extent the Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of the average daily net assets of the Navigator Class. The following chart shows the annual rate of management fees; expense limits and their expiration dates; total management fees waived; and management fees payable for the Navigator Class of the Fund:


                                                                              Six Months Ended         At
                                                                             September 30, 1999  September 30, 1999
                                                                             ------------------  ------------------
                                  Management      Expense   Expense Limitation   Management         Management
      Fund                            Fee       Limitation    Expiration Date    Fees Waived       Fees Payable
-------------------------------------------------------------------------------------------------------------------
      U.S. Small-Cap                  0.85%        1.00%      July 31, 2000         $125               $20

           Brandywine Asset Management, Inc. ("Brandywine") serves as investment adviser to U.S. Small-Cap. Brandywine is responsible for the actual investment activity of the Fund. LMFA pays Brandywine a fee for its services, computed daily and payable monthly, at an annual rate equal to 58.8% of the fee received by LMFA.
           Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:


                                                                        At September 30, 1999
                                                                      --------------------------
                                            Distribution     Service    Distribution and Service
      Fund                                       Fee           Fee          Fees Payable
--------------------------------------------------------------------------------------------------
      U.S. Small-Cap                             0.75%        0.25%            $65

           No brokerage commissions were paid by the Fund to Legg Mason or its affiliates during the six months ended September 30, 1999.
           Legg Mason also has an agreement with the Fund's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason $14 for the six months ended September 30, 1999.
           LMFA, Legg Mason and Brandywine are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:
           The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the line of credit bear interest at prevailing short-term interest rates. For the six months ended September 30, 1999, the Fund had no borrowings under the line of credit.

--------------------------------------------------------------------------------

6. Fund Share Transactions:

           At September 30, 1999, there were 250,000, 125,000 and 50,000 shares authorized at $.001 par value for the Primary Class of American Leading Companies Trust, Balanced Trust and U.S. Small-Cap, respectively. At September 30, 1999, there were 50,000 shares authorized at $.001 par value for the Navigator Class of U.S. Small-Cap.
           Share transactions were as follows:

                                                                     Reinvestment
                                                     Sold          of Distributions      Repurchased               Net Change
                                              ------------------    ---------------   -----------------         ----------------
                                              Shares     Amount     Shares   Amount   Shares    Amount         Shares     Amount
---------------------------------------------------------------------------------------------------------------------------------
      American Leading Companies
      --Primary Class
        Year Ended March 31, 1999              4,801     $84,561      502    $8,514  (2,390)   $(41,444)        2,913    $ 51,631

      --Navigator Class
        Period Ended December 3, 1998(A)          --     $   --        --    $   --      (5)       $(82)           (5)       $(82)

      U.S. Small-Cap
      --Primary Class
        Six Months Ended September 30, 1999    2,886     $25,713      109    $  988  (1,240)   $(10,974)        1,755    $ 15,727
        Period Ended March 31, 1999(B)         9,383      85,160       --        --  (1,909)    (15,865)        7,474      69,295

      --Navigator Class
        Six Months Ended September 30, 1999        2     $    20       --    $   --      --         $--             2    $     20
        Period Ended March 31, 1999(C)             5          50       --        --      --          --             5          50
---------------------------------------------------------------------------------------------------------------------------------

(A) The Navigator Class shares of American Leading Companies were redeemed on December 3, 1998.
(B) For the period June 15, 1998 (commencement of sale of Primary Class) to March 31, 1999.
(C) For the period June 19, 1998 (commencement of sale of Navigator Class) to March 31, 1999.

INVESTMENT MANAGER
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

INVESTMENT ADVISERS
      For American Leading Companies Trust:
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

      For Balanced Trust:
      Bartlett & Co.
      Cincinnati, OH

      For U.S. Small-Cap Value Trust:
      Brandywine Asset Management,Inc.
      Wilmington, DE

BOARD OF DIRECTORS
      John F. Curley, Jr., Chairman
      Edward A. Taber, III, President
      Richard G. Gilmore
      Arnold L. Lehman
      Dr. Jill E. McGovern
      G. Peter O'Brien
      T. A. Rodgers

TRANSFER AND SHAREHOLDER SERVICING AGENT
      Boston Financial Data Services
      Boston, MA

CUSTODIAN
      State Street Bank & Trust Company
      Boston, MA

COUNSEL
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

INDEPENDENT AUDITORS
      Ernst & Young LLP
      Philadelphia, PA

      This report is not to be distributed unless preceded or accompanied by a prospectus.


                      Legg Mason Wood Walker, Incorporated
--------------------------------------------------------------------------------
                                100 Light Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                                410 o 539 o 0000

LMF-013
11/99